Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of provision for contingencies

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2020	937	303	145	1,385
Additions	136	180	161	477
Payments	(22)	(82)	(57)	(161)
Reversals	(219)	(77)	(44)	(340)
Monetary adjustment	21	38	34	93
Exchange rate changes	(8)	(1)	(3)	(12)
Balance at December 31, 2021	845	361	236	1,442

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2019	841	319	145	1,305
Additions	331	166	166	663
Payments	(13)	(75)	(73)	(161)
Reversals	(67)	(83)	(70)	(220)
Monetary adjustment	(3)	38	21	56
Exchange rate changes	17	2	5	24
Deconsolidation Sendas (*)	(169)	(64)	(49)	(282)
Balance at December 31, 2020	937	303	145	1,385

(*)	As result of the Sendas’ spin-off, the balances of provisions for legal demands totaling R$ 282 were deconsolidated, of which R$169 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.

Schedule of restricted deposits

21.5	Restricted deposits for legal proceedings

The Group is challenging the payment of certain taxes, contributions and labor-related obligations and has made restricted deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Group has recorded restricted deposits as follows.

	2021	2020

Tax	206	123
Labor	498	407
Civil and other	27	33
Total	731	563

Schedule of guarantees

21.6	Guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2021	2020	2021	2020	2021	2020

Tax	723	733	9,924	10,022	10,647	10,755
Labor	-	-	1,153	613	1,153	613
Civil and other	9	9	495	558	504	567
Total	732	742	11,572	11,193	12,304	11,935